Segment Information - Geographic Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 210,478	$ 7,588	$ 207,609	$ 207,520
Taiwan,ROC[Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	204,473		200,881	197,895
Overseas [Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 6,005		$ 6,728	$ 9,625